INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2016
INTANGIBLE ASSETS
INTANGIBLE ASSETS

8.INTANGIBLE ASSETS

The following table presents the Company’s intangible assets as of the respective balance sheet dates:

	December 31,
	2015	2016
	RMB’000	RMB’000	US$’000

Purchased software, net	10,321	10,898	1,570
Addition	7,016	4,699	676
Less: amortization	(3,254)	(3,869)	(557)
Less: impairment	—	(11,728)	(1,689)
Reclassified to assets held for sale (Note 9)	(3,185)	—	—

	10,898	—	—

As the intangible assets were fully impaired as of December 31, 2016, the estimated accrued amortization expense for each of the five succeeding fiscal year is nil.